FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying amounts and fair values (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Aug. 31, 2025	Dec. 31, 2024
Financial instruments
Fair value, financial assets	€ 8,478	€ 8,584
Black forest term loan facility Loans | Level 3
Financial instruments
Fair value, financial liabilities	5,290
FVTPL
Financial instruments
Carrying amount, financial liabilities	40,843		€ 5,053
FVTPL | XJ Harbour Set-off agreement | Level 3
Financial instruments
Carrying amount, financial liabilities	9,459
Fair value, financial liabilities	9,459
FVTPL | Warrants | Level 1
Financial instruments
Carrying amount, financial liabilities	26,094
Fair value, financial liabilities	26,094
FVTPL | Black forest term loan facility Loans | Level 3
Financial instruments
Carrying amount, financial liabilities	5,290
FVTPL | XJ Harbour Set-off agreement | Level 1
Financial instruments
Carrying amount, financial liabilities	64,267
Fair value, financial liabilities	64,267
FLAC
Financial instruments
Carrying amount, financial liabilities	155,893		105,612
FLAC | Loans from banks
Financial instruments
Carrying amount, financial liabilities	1,191
FLAC | Black forest term loan facility
Financial instruments
Carrying amount, financial liabilities	574
FLAC | Loans from other third parties
Financial instruments
Carrying amount, financial liabilities	2,200		2,000
Fair value, financial liabilities			2,130
FLAC | Loans from shareholders
Financial instruments
Carrying amount, financial liabilities	21,000		21,000
Fair value, financial liabilities			22,365
FLAC | Loans from other related parties
Financial instruments
Carrying amount, financial liabilities	11,000		14,000
Fair value, financial liabilities			15
FLAC | Warrants | Level 1
Financial instruments
Carrying amount, financial liabilities			5,053
Fair value, financial liabilities			5,053
FLAC | Loans from banks
Financial instruments
Carrying amount, financial liabilities	1,232		2,219
FLAC | Loans from other third parties
Financial instruments
Carrying amount, financial liabilities	3,114		26,547
FLAC | Loans from shareholders
Financial instruments
Carrying amount, financial liabilities	4,611		8,694
FLAC | Loans from other related parties
Financial instruments
Carrying amount, financial liabilities	8,634		2,973
FLAC | Trade and related party payables
Financial instruments
Carrying amount, financial liabilities	38,071
FLAC | Trade payables and other liabilities
Financial instruments
Carrying amount, financial liabilities			28,179
AC
Financial instruments
Carrying amount, financial assets	35,286		42,212
AC | Other loans and investments
Financial instruments
Carrying amount, financial assets	3		66
Fair value, financial assets			66
AC | Other non-current financial assets
Financial instruments
Carrying amount, financial assets			69
AC | Trade receivables
Financial instruments
Carrying amount, financial assets	28,865		24,704
AC | Receivables from equity method investees
Financial instruments
Carrying amount, financial assets	4,435		4,207
AC | Other receivables
Financial instruments
Carrying amount, financial assets	353		4,599
AC | Receivables from shareholder
Financial instruments
Carrying amount, financial assets			4,711
AC | Restricted cash
Financial instruments
Carrying amount, financial assets	0		59
AC | Cash and cash equivalents
Financial instruments
Carrying amount, financial assets	1,574		3,791
AC | Other
Financial instruments
Carrying amount, financial assets			€ 5,243
FVTPL
Financial instruments
Carrying amount, financial assets	16,191
FVTPL | Group14 shares | Level 3
Financial instruments
Carrying amount, financial assets	8,478
Fair value, financial assets	8,478
FVTPL | XJ Harbour price protection cap derivative | Level 3
Financial instruments
Carrying amount, financial assets	7,713
Fair value, financial assets	7,713
FVTPL | Other non-current financial assets
Financial instruments
Carrying amount, financial assets	€ 9